SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Product Information [Line Items]
Inventory reserve balance	$ 105,915	$ 338,348
Patents, net of amortization	53,978	79,983
Impairment of long-lived assets	3,283,715	0
Revenues	458,260	1,222,786
Trade receivables, net of allowance of $0 and $26,000, respectively	0	1,769
Allowance for doubtful accounts	0	26,000
Research, development and manufacturing operations expenses	3,222,283	5,975,921
Advertising expense	93,474	$ 7,605
Employee retention tax credit	$ 769,983
Shares omitted from loss per share, anti-dilutive	1,100,000	7,000
Warrant [Member]
Product Information [Line Items]
Shares omitted from loss per share, anti-dilutive	2,000,000.0	19,500
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | SWITZERLAND
Product Information [Line Items]
Concentration Risk, Percentage	74.00%
Product [Member]
Product Information [Line Items]
Revenues	$ 397,886	$ 694,286
Milestone Arrangement [Member]
Product Information [Line Items]
Revenues	60,374	528,500
Government Research and Development [Member]
Product Information [Line Items]
Revenues	$ 0	$ 0
Customer One [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration Risk, Percentage	23.00%	82.00%
Customer One [Member] | Product [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Revenues	$ 397,886	$ 694,286
Patents [Member]
Product Information [Line Items]
Patents, net of amortization	54,136	79,983
Patent activity costs	19,583	12,556
Amortization expense	19,169	19,168
Patents [Member] | Awarded Patents [Member]
Product Information [Line Items]
Patents, net of amortization	6,678	$ 25,847
Patents [Member] | Patent Applications Filed [Member]
Product Information [Line Items]
Patents, net of amortization	$ 47,300
Minimum [Member]
Product Information [Line Items]
Useful life	3 years
Maximum [Member]
Product Information [Line Items]
Useful life	10 years